SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

(a) Share options

In 2018, the Company adopted 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”).

The Company accounts for share-based compensation costs using a graded-vesting method over the requisite service period for the award based on the fair value on their respectively grant date.

The following table sets forth the share option activities for the fiscal years ended March 31, 2022, 2023 and 2024:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2021	25,754,673	1.79	6.18	3,974.57	1.20

Granted	1,266,357	0.01	-	-	0.57
Forfeited	(1,681,323)	1.34	-	-	2.58
Exercised	(6,826,300)	0.36	-	-	0.67

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23

Granted	10,429,567	*	-	-	0.13
Forfeited	(1,353,071)	0.81	-	-	0.33
Exercised	(933,285)	0.01	-	-	0.34

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88

Granted	22,064,611	*	-	-	0.04
Forfeited	(4,522,500)	0.86	-	-	1.81
Exercised	(6,880,590)	*	-	-	0.11

Outstanding as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44
Vested and expected to vest as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44
Exercisable as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44

*	Less than 0.01

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

19. SHARE-BASED COMPENSATION (CONTINUED)

(a) Share options (continued)

As the granted option exercise prices were equal or close to nominal prices during the fiscal years ended March 31, 2022, 2023 and 2024, their fair values approximated the fair values of the Class A ordinary share on the grant day.

(b) Restricted shares

The following table sets forth the restricted share activity for the fiscal years ended March 31, 2022, 2023 and 2024:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2021	-	-

Granted	606,570	0.42
Vested	(606,570)	0.42

Unvested as of March 31, 2022	-	-

Granted	2,844,235	0.13
Vested	(2,844,235)	0.13

Unvested as of March 31, 2023	-	-

Granted	2,871,270	0.05
Vested	(2,871,270)	0.05

Unvested as of March 31, 2024	-	-

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

19. SHARE-BASED COMPENSATION (CONTINUED)

(c) Performance Awards

In December 2021, the Company issued certain restricted share units with market conditions to certain management (“Performance Awards”). The market conditions are satisfied upon the Company’s achievement of a certain specified market capitalization subject to continuous employment of each recipient. Total numbers of shares to be granted would be a certain percentage of issued and outstanding shares on a fully diluted basis as of the date when the market conditions are fulfilled. The amount of share-based compensation recorded will vary depending on the Company’s attainment of performance-targets and amortized during the requisite service period.

In October 2023, the Company modified the market conditions under the restricted share units. The modification resulted into an incremental fair value of RMB60.4 million. The Company will recognize compensation cost equal to the unrecognized grant-date fair value of the original award plus the incremental fair value arising from the modification over the remaining requisite service period.

For the fiscal years ended March 31, 2022, 2023 and 2024, RMB7.7 million, RMB33.0 million and RMB39.2 million related to Performance Awards was recorded in general and administrative expenses. As of March 31, 2024, total amount of unrecognized expense related to the Performance Awards was RMB85.7 million.

(d) Share-based compensation to Mr. Kun Dai

Please refer to Note 16 for the details of share-based compensation to Mr. Kun Dai.

(e) Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

General and administrative expenses	26,534	44,088	72,942
Research and development expenses	-	1,709	1,420
Sales and marketing expenses	-	1,516	1,444
Total	26,534	47,313	75,806